IFRS 7 Disclosure (Summary of Remaining Contractual Maturity) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Assets
Cash and due from banks	$ 6,437	$ 6,721	$ 8,556
Interest-bearing deposits with banks	169,930	98,348
Trading loans, securities, and other	175,770	152,090
Non-trading financial assets at fair value through profit or loss	5,869	7,340
Derivatives	78,061	87,382
Financial assets designated at fair value through profit or loss	6,417	5,818
Financial assets at fair value through other comprehensive income	93,897	69,865
Debt securities at amortized cost, net of allowance for credit losses	271,615	308,016
Securities purchased under reverse repurchase agreements	208,217	204,333
Loans
Residential mortgages	331,649	320,341
Consumer installment and other personal	228,382	217,554
Credit card	40,639	38,660
Business and government	356,973	326,528
Total loans	957,643	903,083
Allowance for loan losses	(8,094)	(7,136)
Loans, net of allowance for loan losses	949,549	895,947
Customers' liability under acceptances	0	17,569
Investment in Schwab	9,024	8,907
Goodwill	18,851	18,602	$ 17,656
Other intangibles	3,044	2,771
Land, buildings, equipment, other depreciable assets, and right-of-use assets	9,837	9,434
Deferred tax assets	4,937	3,951
Amounts receivable from brokers, dealers, and clients	22,115	30,416
Other assets	28,181	27,629
Total assets	2,061,751	1,955,139
Liabilities
Trading deposits	30,412	30,980
Derivatives	68,368	71,640
Securitization liabilities at fair value	20,319	14,422
Financial liabilities designated at fair value through profit or loss	207,914	192,130
Deposits
Personal	641,667	626,596
Banks	57,698	31,225
Business and government	569,315	540,369
Total deposits, other than trading	1,268,680	1,198,190
Acceptances	0	17,569
Obligations related to securities sold short	39,515	44,661
Obligations related to securities sold under repurchase agreements	201,900	166,854
Securitization liabilities at amortized cost	12,365	12,710
Amounts payable to brokers, dealers, and clients	26,598	30,872
Insurance-related liabilities	7,169	5,846
Other liabilities	51,878	47,574
Subordinated notes and debentures	11,473	9,620
Equity	115,160	112,071
Total liabilities and equity	2,061,751	1,955,139
Off-balance sheet commitments
Total off-balance sheet commitments	371,071	343,481
Not later than one month [member]
Assets
Cash and due from banks	6,437	6,721
Interest-bearing deposits with banks	165,665	91,966
Trading loans, securities, and other	3,773	4,328
Non-trading financial assets at fair value through profit or loss	0	0
Derivatives	11,235	10,145
Financial assets designated at fair value through profit or loss	367	374
Financial assets at fair value through other comprehensive income	357	745
Debt securities at amortized cost, net of allowance for credit losses	1,620	1,221
Securities purchased under reverse repurchase agreements	134,310	124,253
Loans
Residential mortgages	7,502	1,603
Consumer installment and other personal	974	894
Credit card	0	0
Business and government	55,591	37,656
Total loans	64,067	40,153
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	64,067	40,153
Customers' liability under acceptances	0	14,804
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	0	0
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	22,115	30,416
Other assets	6,556	5,267
Total assets	416,502	330,393
Liabilities
Trading deposits	4,522	1,272
Derivatives	9,923	9,068
Securitization liabilities at fair value	0	2
Financial liabilities designated at fair value through profit or loss	50,711	48,197
Deposits
Personal	14,229	6,044
Banks	14,714	19,608
Business and government	23,536	25,663
Total deposits, other than trading	52,479	51,315
Acceptances	0	14,804
Obligations related to securities sold short	1,431	135
Obligations related to securities sold under repurchase agreements	173,741	146,559
Securitization liabilities at amortized cost	119	0
Amounts payable to brokers, dealers, and clients	26,598	30,872
Insurance-related liabilities	224	243
Other liabilities	12,396	11,923
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	332,144	314,390
Off-balance sheet commitments
Total off-balance sheet commitments	31,311	22,351
Later than one month and not later than three months [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	23	559
Trading loans, securities, and other	4,852	6,329
Non-trading financial assets at fair value through profit or loss	2	0
Derivatives	12,059	10,437
Financial assets designated at fair value through profit or loss	251	496
Financial assets at fair value through other comprehensive income	7,284	2,190
Debt securities at amortized cost, net of allowance for credit losses	4,237	4,020
Securities purchased under reverse repurchase agreements	35,360	33,110
Loans
Residential mortgages	11,817	2,616
Consumer installment and other personal	1,758	1,580
Credit card	0	0
Business and government	15,405	10,058
Total loans	28,980	14,254
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	28,980	14,254
Customers' liability under acceptances	0	2,760
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	8	8
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	2,478	1,869
Total assets	95,534	76,032
Liabilities
Trading deposits	2,516	1,684
Derivatives	11,556	9,236
Securitization liabilities at fair value	1,004	498
Financial liabilities designated at fair value through profit or loss	25,295	30,477
Deposits
Personal	31,997	19,095
Banks	4,287	68
Business and government	24,136	16,407
Total deposits, other than trading	60,420	35,570
Acceptances	0	2,760
Obligations related to securities sold short	2,392	1,566
Obligations related to securities sold under repurchase agreements	21,172	10,059
Securitization liabilities at amortized cost	589	526
Amounts payable to brokers, dealers, and clients	0	0
Insurance-related liabilities	448	305
Other liabilities	14,478	9,808
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	139,870	102,489
Off-balance sheet commitments
Total off-balance sheet commitments	28,290	25,293
Later than three months and not later than six months [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	6,777	5,170
Non-trading financial assets at fair value through profit or loss	301	354
Derivatives	5,501	5,246
Financial assets designated at fair value through profit or loss	486	375
Financial assets at fair value through other comprehensive income	6,250	1,200
Debt securities at amortized cost, net of allowance for credit losses	4,763	4,073
Securities purchased under reverse repurchase agreements	19,897	29,068
Loans
Residential mortgages	13,066	5,860
Consumer installment and other personal	2,509	2,334
Credit card	0	0
Business and government	10,866	13,850
Total loans	26,441	22,044
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	26,441	22,044
Customers' liability under acceptances	0	5
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	1	6
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	2,989	5,619
Total assets	73,406	73,160
Liabilities
Trading deposits	2,768	5,278
Derivatives	5,740	4,560
Securitization liabilities at fair value	328	345
Financial liabilities designated at fair value through profit or loss	51,967	37,961
Deposits
Personal	30,780	22,387
Banks	2,434	29
Business and government	11,295	24,487
Total deposits, other than trading	44,509	46,903
Acceptances	0	5
Obligations related to securities sold short	750	1,336
Obligations related to securities sold under repurchase agreements	2,096	6,607
Securitization liabilities at amortized cost	819	355
Amounts payable to brokers, dealers, and clients	0	0
Insurance-related liabilities	671	327
Other liabilities	7,279	7,986
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	116,927	111,663
Off-balance sheet commitments
Total off-balance sheet commitments	26,397	26,616
Later than six months and not later than nine months [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	4,852	3,008
Non-trading financial assets at fair value through profit or loss	1,431	1,538
Derivatives	4,257	4,244
Financial assets designated at fair value through profit or loss	613	695
Financial assets at fair value through other comprehensive income	6,459	5,085
Debt securities at amortized cost, net of allowance for credit losses	6,367	16,218
Securities purchased under reverse repurchase agreements	10,119	7,381
Loans
Residential mortgages	16,074	10,575
Consumer installment and other personal	4,077	3,830
Credit card	0	0
Business and government	19,340	14,886
Total loans	39,491	29,291
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	39,491	29,291
Customers' liability under acceptances	0	0
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	4	8
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	556	208
Total assets	74,149	67,676
Liabilities
Trading deposits	2,101	4,029
Derivatives	3,319	3,875
Securitization liabilities at fair value	644	1,215
Financial liabilities designated at fair value through profit or loss	40,280	42,792
Deposits
Personal	16,971	14,164
Banks	16,343	0
Business and government	19,038	11,819
Total deposits, other than trading	52,352	25,983
Acceptances	0	0
Obligations related to securities sold short	971	1,603
Obligations related to securities sold under repurchase agreements	1,036	457
Securitization liabilities at amortized cost	438	1,073
Amounts payable to brokers, dealers, and clients	0	0
Insurance-related liabilities	671	258
Other liabilities	1,114	1,276
Subordinated notes and debentures	200	0
Equity	0	0
Total liabilities and equity	103,126	82,561
Off-balance sheet commitments
Total off-balance sheet commitments	25,256	21,886
Later than nine months and not later than one year [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	4,729	4,569
Non-trading financial assets at fair value through profit or loss	96	199
Derivatives	2,587	3,255
Financial assets designated at fair value through profit or loss	292	324
Financial assets at fair value through other comprehensive income	9,367	2,223
Debt securities at amortized cost, net of allowance for credit losses	4,072	3,480
Securities purchased under reverse repurchase agreements	5,299	7,298
Loans
Residential mortgages	4,353	14,181
Consumer installment and other personal	6,137	5,974
Credit card	0	0
Business and government	18,982	16,964
Total loans	29,472	37,119
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	29,472	37,119
Customers' liability under acceptances	0	0
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	12	14
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	367	194
Total assets	56,293	58,675
Liabilities
Trading deposits	3,715	4,153
Derivatives	2,783	2,559
Securitization liabilities at fair value	97	391
Financial liabilities designated at fair value through profit or loss	37,964	32,473
Deposits
Personal	19,064	19,525
Banks	6,954	0
Business and government	9,020	9,658
Total deposits, other than trading	35,038	29,183
Acceptances	0	0
Obligations related to securities sold short	603	1,309
Obligations related to securities sold under repurchase agreements	30	1,142
Securitization liabilities at amortized cost	144	703
Amounts payable to brokers, dealers, and clients	0	0
Insurance-related liabilities	705	253
Other liabilities	876	1,198
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	81,955	73,364
Off-balance sheet commitments
Total off-balance sheet commitments	22,460	22,387
Later than one year and not later than two years [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	11,756	13,226
Non-trading financial assets at fair value through profit or loss	702	1,664
Derivatives	10,485	11,724
Financial assets designated at fair value through profit or loss	1,144	838
Financial assets at fair value through other comprehensive income	5,766	9,117
Debt securities at amortized cost, net of allowance for credit losses	30,513	22,339
Securities purchased under reverse repurchase agreements	1,722	955
Loans
Residential mortgages	86,112	57,254
Consumer installment and other personal	28,498	27,166
Credit card	0	0
Business and government	47,488	42,460
Total loans	162,098	126,880
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	162,098	126,880
Customers' liability under acceptances	0	0
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	81	79
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	373	137
Total assets	224,640	186,959
Liabilities
Trading deposits	5,488	6,510
Derivatives	8,800	8,345
Securitization liabilities at fair value	3,313	1,651
Financial liabilities designated at fair value through profit or loss	1,477	112
Deposits
Personal	15,120	17,268
Banks	0	0
Business and government	37,681	33,723
Total deposits, other than trading	52,801	50,991
Acceptances	0	0
Obligations related to securities sold short	8,303	5,471
Obligations related to securities sold under repurchase agreements	1,225	150
Securitization liabilities at amortized cost	1,843	2,180
Amounts payable to brokers, dealers, and clients	0	0
Insurance-related liabilities	1,184	694
Other liabilities	1,886	918
Subordinated notes and debentures	0	196
Equity	0	0
Total liabilities and equity	86,320	77,218
Off-balance sheet commitments
Total off-balance sheet commitments	54,215	49,444
Later than two years and not later than five years [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	28,458	27,298
Non-trading financial assets at fair value through profit or loss	810	828
Derivatives	17,773	25,910
Financial assets designated at fair value through profit or loss	1,865	1,470
Financial assets at fair value through other comprehensive income	19,729	15,946
Debt securities at amortized cost, net of allowance for credit losses	93,429	116,165
Securities purchased under reverse repurchase agreements	482	506
Loans
Residential mortgages	132,381	168,475
Consumer installment and other personal	88,052	85,487
Credit card	0	0
Business and government	98,362	96,952
Total loans	318,795	350,914
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	318,795	350,914
Customers' liability under acceptances	0	0
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	562	573
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	312	129
Total assets	482,215	539,739
Liabilities
Trading deposits	7,566	6,712
Derivatives	12,877	16,589
Securitization liabilities at fair value	9,443	6,945
Financial liabilities designated at fair value through profit or loss	0	0
Deposits
Personal	15,590	20,328
Banks	3	4
Business and government	76,667	74,300
Total deposits, other than trading	92,260	94,632
Acceptances	0	0
Obligations related to securities sold short	10,989	19,991
Obligations related to securities sold under repurchase agreements	23	46
Securitization liabilities at amortized cost	4,823	4,956
Amounts payable to brokers, dealers, and clients	0	0
Insurance-related liabilities	1,656	1,131
Other liabilities	1,421	1,979
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	141,058	152,981
Off-balance sheet commitments
Total off-balance sheet commitments	175,998	168,255
Later than five years [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	27,484	25,677
Non-trading financial assets at fair value through profit or loss	694	1,351
Derivatives	14,164	16,421
Financial assets designated at fair value through profit or loss	1,399	1,246
Financial assets at fair value through other comprehensive income	34,270	29,845
Debt securities at amortized cost, net of allowance for credit losses	126,617	140,502
Securities purchased under reverse repurchase agreements	0	0
Loans
Residential mortgages	60,344	59,733
Consumer installment and other personal	35,096	34,183
Credit card	0	0
Business and government	61,904	67,190
Total loans	157,344	161,106
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	157,344	161,106
Customers' liability under acceptances	0	0
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	3,130	3,153
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	153	82
Total assets	365,255	379,383
Liabilities
Trading deposits	1,736	1,342
Derivatives	13,370	17,408
Securitization liabilities at fair value	5,490	3,375
Financial liabilities designated at fair value through profit or loss	0	0
Deposits
Personal	7	51
Banks	0	1
Business and government	24,144	19,652
Total deposits, other than trading	24,151	19,704
Acceptances	0	0
Obligations related to securities sold short	12,610	11,971
Obligations related to securities sold under repurchase agreements	0	0
Securitization liabilities at amortized cost	3,590	2,917
Amounts payable to brokers, dealers, and clients	0	0
Insurance-related liabilities	727	501
Other liabilities	5,608	4,226
Subordinated notes and debentures	11,273	9,424
Equity	0	0
Total liabilities and equity	78,555	70,868
Off-balance sheet commitments
Total off-balance sheet commitments	5,146	5,689
No specific maturity [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	4,242	5,823
Trading loans, securities, and other	83,089	62,485
Non-trading financial assets at fair value through profit or loss	1,833	1,406
Derivatives	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	4,415	3,514
Debt securities at amortized cost, net of allowance for credit losses	(3)	(2)
Securities purchased under reverse repurchase agreements	1,028	1,762
Loans
Residential mortgages	0	44
Consumer installment and other personal	61,281	56,106
Credit card	40,639	38,660
Business and government	29,035	26,512
Total loans	130,955	121,322
Allowance for loan losses	(8,094)	(7,136)
Loans, net of allowance for loan losses	122,861	114,186
Customers' liability under acceptances	0	0
Investment in Schwab	9,024	8,907
Goodwill	18,851	18,602
Other intangibles	3,044	2,771
Land, buildings, equipment, other depreciable assets, and right-of-use assets	6,039	5,593
Deferred tax assets	4,937	3,951
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	14,397	14,124
Total assets	273,757	243,122
Liabilities
Trading deposits	0	0
Derivatives	0	0
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	220	118
Deposits
Personal	497,909	507,734
Banks	12,963	11,515
Business and government	343,798	324,660
Total deposits, other than trading	854,670	843,909
Acceptances	0	0
Obligations related to securities sold short	1,466	1,279
Obligations related to securities sold under repurchase agreements	2,577	1,834
Securitization liabilities at amortized cost	0	0
Amounts payable to brokers, dealers, and clients	0	0
Insurance-related liabilities	883	2,134
Other liabilities	6,820	8,260
Subordinated notes and debentures	0	0
Equity	115,160	112,071
Total liabilities and equity	981,796	969,605
Off-balance sheet commitments
Total off-balance sheet commitments	1,998	1,560
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	365,305	337,826
Credit and liquidity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	31,198	22,242
Credit and liquidity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	28,024	24,178
Credit and liquidity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	26,127	26,399
Credit and liquidity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	24,731	21,450
Credit and liquidity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	21,440	22,088
Credit and liquidity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	52,706	47,826
Credit and liquidity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	174,388	166,891
Credit and liquidity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,743	5,265
Credit and liquidity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,948	1,487
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,366	3,753
Other commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	113	109
Other commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	266	279
Other commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	270	214
Other commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	400	197
Other commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	254	204
Other commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,019	889
Other commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,591	1,364
Other commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	403	424
Other commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	50	73
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,400	1,902
Unconsolidated structured entity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0	0
Unconsolidated structured entity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0	836
Unconsolidated structured entity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0	3
Unconsolidated structured entity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	125	239
Unconsolidated structured entity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	766	95
Unconsolidated structured entity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	490	729
Unconsolidated structured entity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19	0
Unconsolidated structured entity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0	0
Unconsolidated structured entity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 0	$ 0